EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Share-based Compensation Weighted Average Assumptions (Details) - Stock Options	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value (usd per share)	$ 3.34
Risk-free rate	0.40%
Dividend yield	0.00%
Expected volatility	49.40%
Expected term (in years)	5 years 10 months 24 days